Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 3

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021

Vendor prepayments	$65,739	$37,538
VAT recoverable and other current assets	41,243	38,551
Prepaid insurance	36,496	187,446
Prepaid expenses	154,520	28,419
Total prepaid expenses and other current assets	$297,998	$291,954